Operating Segments	12 Months Ended
Apr. 30, 2025
Disclosure of operating segments [abstract]
Operating Segments

14. Operating Segments

The Company conducts its business as a single operating segment, being the acquiring and assembling a portfolio of royalties, investing in companies with exposure to uranium and physical uranium. The Company also engages in the purchase and sale of physical uranium from time to time.

14.1 Sales of Uranium Inventory

Sales of uranium inventory for the year ended April 30, 2025 and 2024 were all generated in Canada.

14. Operating Segments (continued)

14.2 Major Customers

Revenue from sales of uranium inventory from major customers for the year ended April 30, 2025 and 2024 are summarized as follows:

	For the year ended April 30,
	2025	2024
	($)	($)
Customer A	10,862	—
Customer B	—	15,318
Customer C	—	22,353
Customer D	—	5,029
Customer E	4,645	—
Total	15,507	42,700

14.3 Non-current assets by geographical region

Except for the royalties on uranium projects located in the USA, Namibia and Spain, substantially all of the Company's assets and liabilities are held within Canada. The following table summarizes the Company's non-current assets by geographical region, as at April 30, 2025 and April 30, 2024. Geographical region of royalties are determined by the location of the properties related to the royalties.

Non-current assets by geographical region as of:	As at April 30, 2025 ($)	As at April 30, 2024 ($)
Canada	31,800	26,364
Namibia	2,757	2,822
Spain	682	—
USA	22,669	17,766
	57,908	46,952